Recapitalization - Forward Purchase Agreement and Redemption Backstop (Details)			11 Months Ended
	Mar. 20, 2023 USD ($) $ / shares shares	Jan. 27, 2022 USD ($) $ / shares shares	Dec. 31, 2022 shares
Recapitalization
Issuance of shares (in shares)			3,547
Forward Purchase Agreement | FPA Investors
Recapitalization
Issuance of shares (in shares)		3,000,000
Price per share | $ / shares		$ 10
Issuance of shares | $		$ 30,000,000
Number of additional shares issued in consideration for the FPA Investors entering into the latest amendment	2,500,000
Monetary consideration of additional shares issued in consideration for the FPA Investors entering into the latest amendment | $	$ 0
Forward Purchase Agreement | FPA Investors | Class A
Recapitalization
Price per share | $ / shares	$ 10
Maximum number of shares issued as public share redemptions were greater than 90% at the time of the business combination		15,000,000
Number of shares issued as public share redemptions were greater than 90% at the time of the business combination	1,301,633
Aggregate value of shares issued as public share redemptions were greater than 90% at the time of the business combination | $	$ 13,016,330
Amended Forward Purchase Agreements Member
Recapitalization
Minimum shareholders redemptions with business combination		90